Trade Notes and Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Trade Notes and Accounts Receivable, Net
Schedule of trade notes and accounts receivables, net

	2019		2018
Non-interest bearing notes received from customers as deposits and advances mainly in connection with annual (“upfront basis”) and from time to time (“scatter basis”) prepayments (see Note 2 (p))	Ps.	4,188,293	Ps.	12,676,363
Trade accounts receivable		15,144,534		11,451,803
Loss allowance		(4,846,643)		(4,379,316)
	Ps.	14,486,184	Ps.	19,748,850

Schedule of aging analysis of current trade receivables past due

	2019		2018
1 to 90 days	Ps.	4,180,830	Ps.	4,104,913
91 to 180 days		1,182,634		1,291,493
More than 180 days		4,706,908		4,638,228

Schedule of carrying amount of trade notes and accounts receivable in foreign currencies

	2019		2018
U.S. dollar	Ps.	3,610,639	Ps.	2,829,234
Other currencies		45,114		107,510
At December 31	Ps.	3,655,753	Ps.	2,936,744

Schedule of loss allowance of trade notes and account receivables

	2019		2018
At January 1	Ps.	(4,379,316)	Ps.	(3,657,079)
Impairment provision		(1,549,801)		(1,402,555)
Initial adoption of IFRS 9 (see Note 28)		—		(281,594)
Write-off of receivables		996,185		961,912
Reclassification to current assets to held for sale		86,289		—
At December 31	Ps.	(4,846,643)	Ps.	(4,379,316)